Receivables - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Line Items]
Signify indemnification	€ 26	€ 46
Advance income tax payment	126	78	€ 78
Non-current interest receivable	10
Trade and other current receivables	4,115	3,787
Current trade receivables	3,832	3,559
Other current receivables	228	188
Financial assets individually assessed for credit losses [member]
Receivables [Line Items]
Allowance account for credit losses of financial assets	222	188
Diagnosis & Treatment [Member]
Receivables [Line Items]
Loans and advances to customers	70	44
Current trade receivables	2,013	1,759
Other US [Member]
Receivables [Line Items]
Insurance receivables	30	37
Associates [member]
Receivables [Line Items]
Other current receivables	€ 55	€ 40